Segment, Product and Geographic Information (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Significant Customer [Line Items]
Accounts receivable	$ 91,688	$ 102,630
INX and its Affiliates [Member]
Segment Reporting Significant Customer [Line Items]
Accounts receivable	48,443	73,432
Customer A And Its Affiliates [Member]
Segment Reporting Significant Customer [Line Items]
Accounts receivable	$ 43,245	$ 29,198